RELATED PARTY TRANSACTIONS - Additional Information (Details) - CNY (¥) ¥ in Millions			12 Months Ended
	Jul. 01, 2024	Feb. 14, 2019	Dec. 31, 2024	Jul. 19, 2024
Mr. Chen
RELATED PARTY TRANSACTIONS
Disposal of cash consideration				¥ 65.0
Related party | Xiaomi | Business corporation agreement
RELATED PARTY TRANSACTIONS
Related party transaction expiration			2026-09
Related party | Xiaomi | Youpin commission sales agreement
RELATED PARTY TRANSACTIONS
Related party transaction, expire date			Dec. 31, 2023
Related party transaction renewed year			2024
Related party transaction agreement termination notice period			30 days
Related party | Foshan Viomi | Loans Receivable
RELATED PARTY TRANSACTIONS
Related party transaction amount	¥ 20.0
Related party transaction rate	4.00%
Related party | Foshan Viomi | Loan Payable
RELATED PARTY TRANSACTIONS
Related party transaction amount		¥ 10.0
Related party transaction rate		4.80%